UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22608

Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: November 30

Date of reporting period: May 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Not FDIC Insured No Bank Guarantee May Lose Value	May 31, 2017

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN

The Board of Trustees of the Virtus Global Multi-Sector Income Fund (“the Fund”) adopted a Managed Distribution Plan (the “Plan”) which provides for the Fund to make a monthly distribution rate of $0.156 per share. Under the terms of the Plan, the Fund seeks to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof.

You should not draw any conclusions about the Fund’s investment performance from the amount of the distributions or from the terms of the Fund’s Managed Distribution Plan.

The Fund estimates that it has distributed more than its income and net realized capital gains in the fiscal year to date; therefore, a portion of your distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

The amounts and sources of distributions reported in Section 19(a) notices of the 1940 Act are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell you how to report distributions for federal income tax purposes.

The Board may amend, suspend or terminate the Managed Distribution Plan at any time, without prior notice to shareholders, if it deems such action to be in the best interest of the Fund and its shareholders.

Information on the Virtus Global Multi-Sector Income Fund is available through the closed end fund section on the web at www.Virtus.com. Section 19(a) notices are posted on the website at https://www.virtus.com/our-products/closed-end-fund-details/VGI.

MESSAGE TO SHAREHOLDERS

Dear Virtus Global Multi-Sector Income Fund Shareholder:

I am pleased to share the semiannual report for the Virtus Global Multi-Sector Income Fund (VGI) for the six months ended May 31, 2017. The report contains comments from the portfolio management team at Newfleet Asset Management on how fixed income markets and the fund performed during the period, including the contribution of the options overlay strategy. The results of the fund’s annual meeting of shareholders held on June 6, 2017 are also included.

For the six months ended May 31, 2017, the fund’s net asset value (NAV) increased 10.88%, including $0.936 in reinvested distributions. For the same period, the fund’s benchmark, the Bloomberg Barclays Global Aggregate Bond Index, increased 4.02%, including reinvested dividends.

On behalf of the Newfleet portfolio management team, thank you for your investment. Should you have any questions or require support, the Virtus customer service team is ready to assist at 1-866-270-7788 or through the closed-end fund section of our website, www.virtus.com.

Sincerely,

George R. Aylward

President, Chief Executive Officer, and Trustee

Virtus Global Multi-Sector Income Fund

July 2017

This information does not represent an offer, or the solicitation of an offer, to buy or sell securities of the Fund.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

MAY 31, 2017

About the Fund

Virtus Global Multi-Sector Income Fund’s (NYSE: VGI) (the “Fund”) investment objective is to maximize current income while preserving capital. The Fund seeks to achieve its investment objective by applying an approach, and extensive credit research, to capitalize on opportunities across undervalued areas of the global bond market. There is no guarantee that the Fund will achieve its investment objective.

The use of leverage enables the Fund to borrow at short-term rates and invest at higher yields on its investments. As of May 31, 2017, the Fund’s leverage consisted of $69 million of borrowings pursuant to a line of credit, which represented approximately 26% of the Fund’s total assets.

Portfolio Review – Newfleet Asset Management LLC (Newfleet)

Newfleet’s multi-sector fixed income strategies team manages the Fund, leveraging the knowledge and skills of investment professionals with expertise in every sector of the bond market, including evolving, specialized, and out-of-favor sectors. The team employs active sector rotation and disciplined risk management for portfolio construction, avoiding interest rate bets and remaining duration neutral. Newfleet also manages the Fund’s options overlay strategy. The options overlay strategy seeks to generate additional income through the purchase and sale of paired out-of-the-money puts and calls. The following commentary is provided by the portfolio team at Newfleet and covers the Fund’s fixed income portfolio and options overlay strategy for the fiscal period ended May 31, 2017.

How did global fixed income markets perform during the six-month period ended May 31, 2017?

Most spread sectors outperformed U.S. Treasuries during the six-month period ended May 31, 2017, and credit spreads tightened. The outlook for global growth remained favorable and the search for yield persisted. Within most sectors, longer duration assets and lower quality securities within each sector were key drivers of performance.

Post-U.S. election expectations of faster economic growth and rising inflation continued into 2017, as optimistic investors waited for clarity on President Trump’s fiscal policies. As the period progressed, support for the “Trump trade” weakened, as the new administration experienced setbacks with its aggressive agenda and visible opposition.

In widely anticipated moves, the Federal Reserve raised its target rate 25 basis points on two separate occasions during the last six months to a range of 0.75-1.00%.

During the six months, yields declined across the U.S. Treasury curve, and the curve flattened.

What factors affected the Fund’s performance during the period?

The outperformance of most fixed income credit sectors relative to U.S. Treasuries was the key positive contributor to the Fund’s performance during the six months.

The Fund’s allocations to the corporate high yield, emerging markets high yield, non-U.S. dollar, and Yankee high quality securities positively impacted performance. Issue selection within the emerging market high yield and corporate high quality sectors also had a meaningful positive impact on performance during the period.

For information regarding the indexes and certain key investment terms see the Key Investment Terms starting on page 7.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

MAY 31, 2017

There were no meaningful detractors to performance during the period.

How did the Fund’s options overlay strategy perform over the period?

In early April 2016, the Fund added an options overlay strategy with the goal of increasing income and total return. This overlay strategy seeks to generate profits through the use of index-based, out-of-the-money put and call spreads. The strategy is adaptive to changes in the volatility environment, and is implemented using strict risk limits.

While the relatively range-bound market over the six-month period was generally beneficial to the strategy, the Fund experienced losses on three occasions as market moves exceeded the expectations of the options trading community. All three of these losses were due to market appreciation, instead of downward gap moves.

The options overlay strategy maintains maximum profitability when the S&P 500® Index remains range-bound over a one- to two-week period. The price range is responsive to the volatility environment (as measured by the CBOE Volatility Index® (“VIX® Index”), expanding as volatility rises and contracting when volatility compresses. In low volatility bull markets, such as we have seen over the past 12-18 months, the steady accumulation of daily gains can occasionally exceed the upper boundary of the price range set by the options overlay strategy.

In the aggregate, these three losses were relatively minor, and the vast majority of trades over the period were successful. The options overlay strategy made a positive contribution over the period, contributing 2.05% (gross of fees) in incremental income to the Fund.

What is your outlook for fixed income markets?

Our outlook for spread sectors remains positive. Modest growth in the economy, with the potential for upside, provides a supportive environment for credit markets. A continuation of still-low interest rates and expectations for gradual rate increases by the Fed may push out the credit cycle, extending a credit environment that is supportive for high yield in particular. Against this backdrop, the Fund’s overweight to spread sectors is based on sound and improving fundamentals, strong technicals, accommodative central banks, and attractive valuations in certain areas of the fixed income markets.

Beyond the unfolding of President Trump’s policies, we continue to closely monitor and anticipate global areas of concern. These include U.S. dollar strength, the path of oil prices, global economic growth, critical political elections, Brexit, and the eventual winding down of quantitative easing by the most influential central banks.

We continue to look for opportunities in all sectors of the bond market, striving to uncover any out-of-favor or undervalued sectors and securities. With strong demand for fixed income by investors and a supportive environment, spread sectors continue to offer attractive investment opportunities to investors searching for total return and yield. Some specific sectors where we see value are out-of-index/off-the-run asset-backed securities, non-agency residential mortgage-backed securities, corporate high yield bonds, high yield bank loans, and emerging market bonds.

Uncertainty in the current market environment creates opportunity. As our long-term performance record demonstrates, our process positions us well to take advantage of challenging situations.

For information regarding the indexes and certain key investment terms see the Key Investment Terms starting on page 7.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

MAY 31, 2017

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.

There can be no assurance that the Fund will achieve its investment objective.

The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investments. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.

ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.

Bank Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.

Leverage: When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.

Call/Put Spreads: Buying and selling call and put option spreads on the SPX Index risks the loss of the premium when buying and may increase downside losses.

Market Price/NAV: At the time of purchase and/or sale, an investor’s shares may have a market price that is above or below the fund’s NAV, which may increase the investor’s risk of loss.

For information regarding the indexes and certain key investment terms see the Key Investment Terms starting on page 7.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

(Unaudited)

MAY 31, 2017

The following tables present the portfolio holdings within certain sectors or countries as a percentage of total investments net of written options.

Asset Allocation

Corporate Bonds and Notes		55%
Energy	15%
Financials	15
Materials	6
Total of all others	19
Foreign Government Securities		18
Loan Agreements		10
Mortgage-Backed Securities		9
Asset-Backed Securities		4
Preferred Stocks		3
Other		1

Total		100%

Country Weightings

United States	48%
Mexico	5
Brazil	4
Turkey	4
Argentina	3
Colombia	3
Chile	3
Other	30

Total	100%

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

KEY INVESTMENT TERMS (Unaudited)

MAY 31, 2017

Bloomberg Barclays Global Aggregate Bond Index

The Bloomberg Barclays Global Aggregate Bond Index is a market-weighted index of global government, government-related agencies, corporate and securitized fixed income investments.

The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Brexit

A combination of the words “Britain” and “exit” which refers to Britain’s withdrawal from the European Union.

Chicago Board Options Exchange (CBOE) Volatility Index

The Chicago Board Options Exchange (CBOE) Volatility Index (“VIX®”) shows the market’s expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500® index options. This volatility is meant to be forward looking and is calculated from both calls and puts. The VIX® is a widely used measure of market risk and is often referred to as the “investor fear gauge.” The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (ETF)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Yield Curve

A line that plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. This yield curve is used as a benchmark for other debt in the market, such as mortgage rates or bank lending rates. The curve is also used to predict changes in economic output and growth.

OUR PRIVACY COMMITMENT

Virtus Global Multi-Sector Income Fund recognizes that protecting the privacy and security of the confidential personal information we collect about you is an important responsibility. The following information will help you understand our privacy policy and how we will handle and maintain confidential personal information as we fulfill our obligations to protect your privacy. “Personal information” refers to the nonpublic financial information obtained by us in connection with providing you a financial product or service.

Information We Collect

We collect personal information to help us serve your financial needs, offer new products or services, provide customer service and fulfill legal and regulatory requirements. The type of information that we collect varies according to the products or services involved, and may include:

•	Information we receive from you on applications and related forms (such as name, address, social security number, assets and income); and

•	Information about your transactions and relationships with us, our affiliates, or others (such as products or services purchased, account balances and payment history).

Information Disclosed in Administering Products and Services

We will not disclose personal information about current or former customers to non-affiliated third parties except as permitted or required by law. We do not sell any personal information about you to any third party. In the normal course of business, personal information may be shared with persons or entities involved in servicing and administering products and services on our behalf, including your broker, financial advisor or financial planner and other service providers and affiliates assisting us.

Procedures to Protect Confidentiality and Security of Your Personal Information

We have procedures in place that limit access to personal information to those employees and service providers who need to know such information in order to perform business services on our behalf. We educate our employees on the importance of protecting the privacy and security of confidential personal information. We also maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your personal information.

We will update our policy and procedures where necessary to ensure that your privacy is maintained and that we conduct our business in a way that fulfills our commitment to you. If we make any material changes in our privacy policy, we will make that information available to customers through our Website and/or other communications.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MAY 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—0.8%
California—0.4%
State of California Build America Bond Taxable 7.500%, 4/1/34	$570		$821

Illinois—0.4%
State of Illinois Build America Bond Taxable 6.900%, 3/1/35	700		730
TOTAL MUNICIPAL BONDS (Identified Cost $1,490)			1,551
FOREIGN GOVERNMENT SECURITIES—24.1%
Argentine Republic
5.625%, 1/26/22	520		542
7.500%, 4/22/26	1,895		2,099
6.875%, 1/26/27	545		580
Series NY 8.280%, 12/31/33	1,269		1,427
7.125%, 7/6/36	780		792
7.625%, 4/22/46	590		628
Bermuda RegS 4.854%, 2/6/24(4)	700		755
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(4)	1,380		644
Dominican Republic
144A 6.875%, 1/29/26(3)	155		174
144A 6.850%, 1/27/45(3)	800		851
Federative Republic of Brazil
12.500%, 1/5/22	2,185	BRL	761
Treasury Note Series F, 10.000%, 1/1/23	2,560	BRL	806
8.500%, 1/5/24	1,405	BRL	424
Treasury Note Series F, 10.000%, 1/1/25	1,960	BRL	611
6.000%, 4/7/26	580		632
10.250%, 1/10/28	2,960	BRL	940
5.625%, 1/7/41	725		710
Hungary 5.375%, 3/25/24	530		596
Islamic Republic of Pakistan 144A 8.250%, 4/15/24(3)	600		672
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	795		832

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	$1,085		$1,087
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	800		888
Kingdom of Qatar 144A 4.625%, 6/2/46(3)	300		317
Mongolia RegS 5.125%, 12/5/22(4)	800		768
Provincia de Buenos Aires 144A 9.125%, 3/16/24(3)	730		834
144A 7.875%, 6/15/27(3)	1,165		1,228
Republic of Armenia 144A 7.150%, 3/26/25(3)	700		769
Republic of Chile 5.500%, 8/5/20	547,000	CLP	862
Republic of Colombia
Treasury Note, Series B, 11.250%, 10/24/18	998,500	COP	370
4.375%, 3/21/23	1,588,000	COP	504
3.875%, 4/25/27	805		813
9.850%, 6/28/27	824,000	COP	366
Republic of Costa Rica
144A 7.000%, 4/4/44(3)	800		833
RegS 7.000%, 4/4/44(4)	1,000		1,041
Republic of Ecuador 144A 9.650%, 12/13/26(3)	960		974
Republic of El Salvador 144A 6.375%, 1/18/27(3)	1,320		1,185
Republic of Ghana 144A 10.750%, 10/14/30(3)	655		818
Republic of Indonesia
Series FR63, 5.625%, 5/15/23	7,482,000	IDR	524
Series FR70, 8.375%, 3/15/24	7,827,000	IDR	634
Series FR56, 8.375%, 9/15/26	5,996,000	IDR	493
Republic of Iraq RegS 5.800%, 1/15/28(4)	890		820
Republic of Kazakhstan 144A 5.125%, 7/21/25(3)	260		285
Republic of South Africa
Series R203, 8.250%, 9/15/17	8,060	ZAR	616
Series R208, 6.750%, 3/31/21	1,940	ZAR	144

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
4.875%, 4/14/26	$370		$379
4.300%, 10/12/28	1,885		1,806
Republic of Turkey
6.250%, 9/26/22	340		372
7.375%, 2/5/25	1,215		1,422
4.875%, 10/9/26	2,535		2,530
6.000%, 3/25/27	650		699
4.875%, 4/16/43	935		848
Republic of Uruguay 5.100%, 6/18/50	500		504
Russian Federation 144A 7.850%, 3/10/18(3)	55,000	RUB	965
Series 6216 6.700%, 5/15/19	48,000	RUB	826
Sultanate of Oman 144A 4.750%, 6/15/26(3)	1,280		1,287
Ukraine
144A 7.750%, 9/1/22(3)	790		794
144A 7.750%, 9/1/26(3)	730		714
United Mexican States
Series M, 6.500%, 6/9/22	9,038	MXN	469
4.150%, 3/28/27	520		537
4.750%, 3/8/44	506		502
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $47,965)			47,303
MORTGAGE-BACKED SECURITIES—11.6%
Agency—5.0%
FHLMC 3.500%, 4/1/46	388		401
FNMA
3.500%, 11/1/42(11)	586		607
3.500%, 9/1/45(11)	1,885		1,947
3.000%, 12/1/45(11)	1,970		1,980
3.500%, 12/1/45(11)	1,171		1,209
3.500%, 12/1/45	515		532
3.500%, 1/1/46(11)	699		722
3.000%, 5/1/46(11)	586		589
3.500%, 4/1/47	1,769		1,827

			9,814

Non-Agency—6.6%
American Homes 4 Rent Trust 14-SFR2, C 144A 4.705%, 10/17/36(3)	770		819

	PAR VALUE	VALUE
Non-Agency (continued)
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.433%, 6/25/33(2)	$855	$849
AMSR Trust 16-SFR1, D 144A 3.401%, 11/17/33(2)(3)	665	670
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(3)	580	591
Bayview Opportunity Master Fund IV a Trust 16-SPL1, B1 144A 4.250%, 4/28/55(3)	540	559
Bayview Opportunity Master Fund IVb Trust 16-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	385	398
CIT Group Home Equity Loan Trust 03-1, A5 5.480%, 7/20/34(2)	1,255	1,281
Credit Suisse Commercial Mortgage-Backed Trust 06-08, 3A1 6.000%, 10/25/21	232	220
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	525	535
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	370	375
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	1,003	1,009
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(2)	244	243
JPMorgan Chase Mortgage Trust 16-5, A1 144A 2.605%, 12/25/46(2)(3)	699	700

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
MASTR Alternative Loan Trust 04-6, 7A1 6.000%, 7/25/34	$709	$700
New Residential Mortgage Loan Trust 16-4A, B1A 144A 4.500%, 11/25/56(3)	560	586
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(3)	520	545
Towd Point Mortgage Trust 15-6, M1 144A 3.750%, 4/25/55(2)(3)	275	277
15-2, 1M1 144A 3.250%, 11/25/60(2)(3)	1,665	1,652
VSD 17-PLT1, A 3.600%, 12/25/43	293	293
Wells Fargo Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	690	697

		12,999
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $22,702)		22,813
ASSET-BACKED SECURITIES—5.3%
Arbys Funding LLC 15-1A, A2 144A 4.969%, 10/30/45(3)	364	367
Carnow Auto Receivables Trust 16-1A, D 144A 7.340%, 11/15/21(3)	640	643
Citi Held For Asset Issuance 15-PM3, B 144A 4.310%, 5/16/22(3)	1,000	1,007
CKE Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	768	768
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	283	291
Drug Royalty III LP 1 16-1A, A 144A 3.979%, 4/15/27(3)	758	762
Exeter Automobile Receivables Trust 14-3A, D 144A 5.690%, 4/15/21(3)	790	820

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	$418	$420
First Investors Auto Owner Trust 15-2A, E 144A 5.590%, 11/15/22(3)	800	804
Flagship Credit Auto Trust 16-3, D 144A 3.890%, 11/15/22(3)	785	788
LEAF Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	425	419
LEAF Receivables Funding 11 LLC 16-1, E2 144A 6.000%, 6/15/24(3)	250	251
Santander Drive Auto Receivables Trust 17-2, D 3.490%, 7/17/23	790	790
Taco Bell Funding LLC 16-1A, A21 144A 3.832%, 5/25/46(3)	754	770
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(3)	655	723
Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	773	789
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $10,286)		10,412
CORPORATE BONDS AND NOTES—73.1%
Consumer Discretionary—5.9%
Altice Financing S.A. 144A 7.625%, 2/15/25(3)	590	646
American Greetings Corp. 144A 7.875%, 2/15/25(3)	5	5
Beazer Homes USA, Inc. 144A 6.750%, 3/15/25(3)	240	250
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(12)	472	579
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	500	519

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES (continued)
Consumer Discretionary (continued)
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	$905		$984
CalAtlantic Group, Inc. 5.250%, 6/1/26	275		284
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	655		661
Diamond Resorts International, Inc. 144A 7.750%, 9/1/23(3)	55		59
Eldorado Resorts, Inc. 144A 6.000%, 4/1/25(3)	105		111
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	290		303
Grupo Televisa SAB
4.625%, 1/30/26	525		554
7.250%, 5/14/43	8,000	MXN	326
Hertz Corp. 144A 7.625%, 6/1/22(3)	200		200
Hilton Worldwide Finance LLC 144A 4.875%, 4/1/27(3)	145		150
iHeartCommunications, Inc. 9.000%, 12/15/19	315		251
Landry’s, Inc. 144A 6.750%, 10/15/24(3)	190		197
Laureate Education, Inc. 144A 8.250%, 5/1/25(3)	155		163
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(3)	525		514
MDC Holdings, Inc. 5.500%, 1/15/24	655		699
PetSmart, Inc. 144A 8.875%, 6/1/25(3)	350		348
QVC, Inc. 5.125%, 7/2/22	690		731
SFR Group S.A. 144A 7.375%, 5/1/26(3)	490		533
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)	415		443

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Toll Brothers Finance Corp. 4.875%, 11/15/25	$80	$83
TRI Pointe Group, Inc. 5.875%, 6/15/24	365	384
Vista Outdoor, Inc. 5.875%, 10/1/23	655	666
VTR Finance BV 144A 6.875%, 1/15/24(3)	555	592
Ziggo Bond Finance BV 144A 6.000%, 1/15/27(3)	300	303

		11,538

Consumer Staples—1.0%
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(3)	310	325
MARB BondCo plc 144A 7.000%, 3/15/24(3)	400	395
Safeway, Inc. 7.250%, 2/1/31	655	642
Tops Holding LLC 144A 8.000%, 6/15/22(3)	795	672

		2,034

Energy—20.0%
Afren plc
144A 10.250%, 4/8/19(3)(10)(14)	635	3
144A 6.625%, 12/9/20(3)(10)(14)	732	—	(16)
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	391	407
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(3)	380	400
American Midstream Partners LP 144A 8.500%, 12/15/21(3)	315	323
Anadarko Petroleum Corp. 6.600%, 3/15/46	390	483
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	295	305
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	565	552

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Energy (continued)
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	$605	$681
Chesapeake Energy Corp. 144A 8.000%, 6/15/27(3)	670	657
Continental Resources, Inc. 4.500%, 4/15/23	260	256
Denbury Resources, Inc. 5.500%, 5/1/22	300	219
Ecopetrol S.A.
5.875%, 9/18/23	535	585
5.375%, 6/26/26	1,610	1,661
Encana Corp.
3.900%, 11/15/21	275	286
8.125%, 9/15/30	280	366
EP Energy LLC
9.375%, 5/1/20	255	231
144A 8.000%, 11/29/24(3)	440	458
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)(11)	1,319	1,411
FTS International, Inc. 6.250%, 5/1/22	620	549
Gazprom Neft OAO (Via GPN Capital) 144A 6.000%, 11/27/23(3)(7)	335	367
Gazprom OAO 144A 4.950%, 2/6/28(3)(7)	1,300	1,343
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	405	429
Holly Energy Partners LP 144A 6.000%, 8/1/24(3)	70	74
Kinder Morgan, Inc. 7.750%, 1/15/32	980	1,259
Laredo Petroleum, Inc. 6.250%, 3/15/23	370	371
Lukoil International Finance BV
144A 6.125%, 11/9/20(3)(7)	1,100	1,209
144A 4.563%, 4/24/23(3)	400	412
Matador Resources Co. 6.875%, 4/15/23	795	839
MEG Energy Corp. 144A 6.500%, 1/15/25(3)	370	363
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)(11)	1,000	1,066

	PAR VALUE	VALUE
Energy (continued)
MPLX LP 4.875%, 12/1/24	$725	$778
NGL Energy Partners LP 5.125%, 7/15/19	520	524
Noble Holding International Ltd. 7.750%, 1/15/24	355	315
Nustar Logistics LP 5.625%, 4/28/27	340	356
Oasis Petroleum, Inc. 6.875%, 1/15/23	635	641
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)(14)	1,265	503
Parker Drilling Co. 6.750%, 7/15/22	350	303
Peabody Securities Finance Corp. 144A 6.000%, 3/31/22(3)	75	76
Pertamina Persero PT
144A 4.300%, 5/20/23(3)	1,200	1,245
144A 6.000%, 5/3/42(3)	1,200	1,318
144A 5.625%, 5/20/43(3)	410	435
Petrobras Global Finance BV
8.375%, 5/23/21	355	400
8.750%, 5/23/26	1,210	1,411
7.375%, 1/17/27	260	279
6.750%, 1/27/41	1,800	1,694
Petroleos de Venezuela S.A.
RegS 8.500%, 11/2/17(4)	184	169
144A 8.500%, 10/27/20(3)	377	294
144A 6.000%, 5/16/24(3)	1,445	574
Petroleos Mexicanos
4.250%, 1/15/25	700	687
6.875%, 8/4/26	700	785
6.500%, 6/2/41	1,360	1,370
6.375%, 1/23/45	800	794
Range Resources Corp. 144A 5.000%, 3/15/23(3)	700	685
RSP Permian, Inc. 144A 5.250%, 1/15/25(3)	750	765
SM Energy Co.
6.125%, 11/15/22	290	287
6.500%, 1/1/23	345	342

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES (continued)
Energy (continued)
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	$655		$725
State Oil Co. of the Azerbaijan Republic 6.950%, 3/18/30	780		847
Transocean, Inc.
144A 9.000%, 7/15/23(3)	355		373
6.800%, 3/15/38	215		168
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	1,350		1,392
Ultra Resources, Inc.
144A 6.875%, 4/15/22(3)	30		30
144A 7.125%, 4/15/25(3)	151		152
Weatherford International Ltd. 144A 9.875%, 2/15/24(3)	215		243
YPF S.A. 144A 8.500%, 3/23/21(3)	510		575

			39,100

Financials—19.3%
Africa Finance Corp. 144A 4.375%, 4/29/20(3)	800		827
Akbank TAS 144A 7.500%, 2/5/18(3)	1,900	TRY	524
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	1,710		1,861
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	750		857
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	785		800
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)	830		801
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	755		787
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)(11)	1,750		1,927
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	760		810
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)(11)	1,225		1,347

	PAR VALUE		VALUE
Financials (continued)
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	$1,160		$1,202
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	1,260		1,389
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(3)	510		522
Banco Santander Chile 144A 3.875%, 9/20/22(3)(11)	900		937
Banco Santander Mexico SA 144A 5.950%, 1/30/24(2)(3)(6)	1,000		1,039
Bancolombia S.A. 5.125%, 9/11/22	1,220		1,279
Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	780		836
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	160,000	CLP	251
Compass Bank 3.875%, 4/10/25	945		940
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	845		858
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)(11)	925		927
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	1,600		1,667
FS Investment Corp. 4.750%, 5/15/22	225		231
Genworth Holdings, Inc. 4.900%, 8/15/23	530		436
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)	755		811
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	1,477		1,517
ICAHN Enterprises LP
5.875%, 2/1/22	680		700
6.250%, 2/1/22	65		68

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
ING Groep N.V. 6.000%(2)(5)(6)	$815	$840
Jefferies Group LLC 4.850%, 1/15/27	180	189
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	800	875
Macquarie Group Ltd.
144A 6.000%, 1/14/20(3)(11)	500	544
144A 6.250%, 1/14/21(3)	325	363
Navient Corp.
7.250%, 9/25/23	165	174
6.750%, 6/25/25	555	560
OM Asset Management plc 4.800%, 7/27/26	675	686
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(3)(7)(11)	1,090	1,165
Sberbank of Russia 144A 5.500%, 2/26/24(2)(3)(7)	650	670
TC Ziraat Bankasi AS 144A 5.125%, 5/3/22(3)	600	602
Teachers Insurance & Annuity Association Asset Management Finance Co., LLC 144A 4.125%, 11/1/24(3)	985	1,023
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	640	641
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	1,095	1,120
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	855	857
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)	870	896
Vnesheconombank 144A 6.025%, 7/5/22(3)	360	391

		37,747

	PAR VALUE	VALUE
Health Care—2.5%
Becton Dickinson & Co.
3.363%, 6/6/24	$137	$137
3.700%, 6/6/27	815	815
Community Health Systems, Inc.
6.875%, 2/1/22	300	268
6.250%, 3/31/23	100	104
Concordia International Corp. 144A 9.000%, 4/1/22(3)	160	120
Eagle Holding Co. II, LLC PIK Interest Capitalization 144A 7.625%, 5/15/22(3)(18)	370	382
inVentiv Group Holdings, Inc. 144A 7.500%, 10/1/24(3)	515	563
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	310	315
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	495	530
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	390	380
Tenet Healthcare Corp.
144A 7.500%, 1/1/22(3)	30	33
8.125%, 4/1/22	300	318
Valeant Pharmaceuticals International, Inc.
144A 6.375%, 10/15/20(3)	695	654
144A 6.500%, 3/15/22(3)	55	58
144A 5.875%, 5/15/23(3)	80	65
144A 7.000%, 3/15/24(3)	65	69

		4,811

Industrials—7.3%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	1,200	1,281
America West Airlines Pass-Through-Trust 01-1, G 7.100%, 4/2/21	986	1,072
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	420	422
Cemex Finance LLC 144A 6.000%, 4/1/24(3)	645	682

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Industrials (continued)
Delhi International Airport Pvt Ltd. 144A 6.125%, 10/31/26(3)	$250	$268
DP World Ltd. 144A 6.850%, 7/2/37(3)	1,000	1,197
Great Lakes Dredge & Dock Corp 144A 8.000%, 5/15/22(3)	385	392
Harland Clarke Holdings Corp. 144A 8.375%, 8/15/22(3)	60	64
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	1,200	1,125
Latam Finance Ltd 144A 6.875%, 4/11/24(3)	785	789
Navistar International Corp. 8.250%, 11/1/21	480	488
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	45	48
Park Aerospace Holdings Ltd. 144A 5.500%, 2/15/24(3)	320	338
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	870	882
Pitney Bowes, Inc. 3.875%, 5/15/22	309	310
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)	265	290
SCF Capital Ltd. 144A 5.375%, 6/16/23(3)	430	447
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	190	200
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000	982
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	1,790	1,929
United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	448	462
Wheels Up Finance I LLC 7.702%, 6/1/24(2)(10)	721	717

		14,385

	PAR VALUE	VALUE
Information Technology—1.6%
Blackboard, Inc. 144A 9.750%, 10/15/21(3)	$436	$426
Dell International LLC
144A 5.450%, 6/15/23(3)	135	147
144A 6.020%, 6/15/26(3)	125	138
144A 8.100%, 7/15/36(3)	255	321
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(3)	1,205	1,289
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	765	784

		3,105

Materials—8.3%
AK Steel Corp.
7.500%, 7/15/23	340	369
7.000%, 3/15/27	510	515
Aleris International, Inc. 144A 9.500%, 4/1/21(3)	420	441
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	1,230	1,310
Alpha 3 BV 144A 6.250%, 2/1/25(3)	125	128
ArcelorMittal 6.125%, 6/1/25	865	979
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)(6)	405	459
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	415	427
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	790	804
Fortescue Metals Group Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	510	587
Freeport-McMoRan, Inc.
3.550%, 3/1/22	400	376
3.875%, 3/15/23	330	308
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	585	629
Gerdau Trade, Inc. 144A 5.750%, 1/30/21(3)	500	522
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	1,000	1,033
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	895	947
NOVA Chemicals Corp. 144A 4.875%, 6/1/24(3)	215	216

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Materials (continued)
OCP SA 144A 5.625%, 4/25/24(3)	$1,500	$1,624
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(3)	20	22
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	910	913
Severstal OAO 144A 5.900%, 10/17/22(3)(7)	1,100	1,208
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	410	443
Vale Overseas Ltd.
5.875%, 6/10/21	585	630
6.250%, 8/10/26	400	432
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	825	850

		16,172

Real Estate—1.9%
EPR Properties
4.750%, 12/15/26	260	267
4.500%, 6/1/27	395	397
Hospitality Properties Trust 4.500%, 3/15/25	745	766
MPT Operating Partnership LP 5.500%, 5/1/24	145	153
Physicians Realty LP 4.300%, 3/15/27	655	667
Select Income REIT 4.500%, 2/1/25	690	695
Uniti Group, Inc. (Communications Sales & Leasing, Inc.) 144A 7.125%, 12/15/24(3)	770	774

		3,719

Telecommunication Services—2.6%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	460	490
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	8,000MXN	397

	PAR VALUE	VALUE
Telecommunication Services (continued)
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)(11)	$1,430	$1,515
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	720	686
Frontier Communications Corp.
6.250%, 9/15/21	330	310
10.500%, 9/15/22	545	537
GTH Finance BV 144A 7.250%, 4/26/23(3)	600	667
Qwest Corp. 7.250%, 9/15/25	345	383
Sprint Corp. 7.875%, 9/15/23	155	180

		5,165

Utilities—2.7%
AmeriGas Partners LP 5.500%, 5/20/25	295	300
Dynegy, Inc. 7.375%, 11/1/22	580	573
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	200	210
Ferrellgas Partners LP
144A 8.625%, 6/15/20(3)	125	122
6.750%, 6/15/23	450	437
Israel Electric Corp Ltd. 144A 6.875%, 6/21/23(3)	725	861
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	715	684
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	540	607
State Grid Overseas Investment 2014 Ltd. 144A 4.125%, 5/7/24(3)	620	657
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	93	91
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(2)(3)	750	780

		5,322
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $141,248)		143,098

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS(2)—13.1%
Consumer Discretionary—2.8%
Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, 4.420%, 7/23/21	$275	$273
Second Lien, 7.545%, 7/25/22	560	550
Bass Pro Group LLC 6.147%, 12/15/23	790	768
Caesars Entertainment Operating Co., Inc. Tranche B-4, 1.500%, 10/31/17(12)	539	678
0.000%, 4/4/24(8)	155	155
Caesars Entertainment Resort Properties LLC Tranche B 4.545%, 10/11/20	526	529
Caesars Growth Properties Holdings LLC Tranche 2017, First Lien, 3.795%, 5/8/21	306	309
Floor & Decor Outlets of America, Inc. Tranche B-1, 4.550%, 9/30/23	195	197
Gateway Casinos & Entertainment Ltd. Tranche B-1, 4.794%, 2/22/23	115	117
Harbor Freight Tools USA, Inc. 4.295%, 8/18/23	293	293
Laureate Education, Inc. Tranche 2024 5.545%, 4/26/24	523	525
Leslies Poolmart, Inc. Tranche B-1, 4.833%, 8/16/23	263	265
Playa Resorts Holding B.V. 4.170%, 4/29/24	95	95
Scientific Games International, Inc. Tranche B-3, 5.032%, 10/1/21	412	419

	PAR VALUE	VALUE
Consumer Discretionary (continued)
UFC Holdings LLC Tranche, First Lien, 4.260%, 8/18/23	$346	$348

		5,521

Consumer Staples—0.8%
Albertson’s LLC Tranche B-5, 4.401%, 12/21/22	513	517
Chobani LLC First Lien, 5.295%, 10/10/23	131	133
JBS USA Lux S.A. 3.495%, 10/30/22	175	173
Kronos, Inc. Second Lien, 9.420%, 11/1/24	166	173
Milk Specialties Co. 5.147%, 8/16/23	326	330
TKC Holdings, Inc. First Lien, 4.843%, 2/1/23	220	221

		1,547

Energy—0.9%
California Resources Corp. 11.375%, 12/31/21	360	400
Chesapeake Energy Corp. Tranche A, 8.686%, 8/23/21	106	115
Contura Energy, Inc. 6.080%, 3/18/24	260	258
Jonah Energy LLC Second Lien, 7.545%, 5/12/21	456	448
Peabody Energy Corp. 2017, 5.500%, 3/31/22	325	326
Ultra Resources, Inc. 4.000%, 4/12/24	280	280

		1,827

Financials—1.1%
Avolon TLB Borrower 1 U.S. LLC Tranche B-2, 3.760%, 3/21/22	15	15
Focus Financial Partners LLC 0.000%, 5/22/24(8)	80	81

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Financials (continued)
iStar, Inc. 4.750%, 7/1/20	$1,024	$1,037
Lonestar Intermediate Super Holdings LLC 10.045%, 8/31/21	395	409
Walter Investment Management Corp. Tranche B, 4.795%, 12/18/20	571	522

		2,064

Health Care—1.8%
21st Century Oncology Holdings, Inc. Tranche B, 7.275%, 4/30/22(19)	161	150
Change Healthcare Holdings, Inc. 3.795%, 3/1/24	275	276
CHG Healthcare Services, Inc. Tranche, First Lien, 4.856%, 6/7/23	375	379
Endo Luxembourg Finance Co. 5.313%, 4/29/24	280	285
HLF Financing S.a.r.l. Senior Lien, 6.545%, 2/15/23	185	187
Inventiv Group Holdings, Inc. 4.952%, 11/9/23	197	198
lasis Healthcare LLC Tranche B-3, 5.250%, 2/17/21	25	25
MMM Holdings, Inc. 10.250%, 6/30/19	160	159
MPH Acquisition Holdings LLC 4.897%, 6/7/23	171	172
MSO of Puerto Rico, Inc. 10.250%, 6/30/19	116	115
NVA Holdings, Inc. Second Lien, 8.147%, 8/14/22	67	68
Quorum Health Corp. 7.795%, 4/29/22	347	348

	PAR VALUE	VALUE
Health Care (continued)
Surgery Center Holdings, Inc. First Lien, 4.750%, 11/3/20	$479	$482
U.S. Renal Care, Inc. First Lien, 5.397%, 12/30/22	687	673

		3,517

Industrials—1.0%
84 Lumber Co. 6.779%, 10/25/23	376	381
GW Honos Security Corp. (Garda Garda World Security Corp.) 5.043%, 5/12/24	180	181
Navistar, Inc. Tranche B, 5.000%, 8/7/20	412	419
PAE Holding Corp. First Lien, 6.545%, 10/20/22	240	242
Sedgwick Claims Management Services, Inc. Second Lien, 6.952%, 2/28/22	570	573
Zodiac Pool Solutions LLC First Lien, 5.647%, 12/20/23	180	181

		1,977

Information Technology—2.0%
Applied Systems, Inc. Second Lien, 7.647%, 1/24/22	234	237
Blackboard, Inc. Tranche B-4, First Lien, 6.158%, 6/30/21	493	495
Donnelley Financial Solutions, Inc. Tranche B, 5.000%, 9/29/23	114	115
Everi Payments, Inc. Tranche B, 5.560%, 5/9/24	185	186
First Data Corp.
2022-C, 4.029%, 7/8/22	442	445
2024, 3.529%, 4/26/24	312	314

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Information Technology (continued)
Mitchell International, Inc. Second Lien, 8.672%, 10/11/21	$259	$262
Presidio LLC Tranche B, First Lien, 4.398%, 2/2/22	564	571
Rackspace Hosting, Inc. Tranche B, First Lien, 4.605%, 11/3/23	104	104
Sungard Availability Services Capital, Inc. Tranche B, 6.044%, 3/29/19	510	504
Veritas US, Inc. Tranche B-1, 6.772%, 1/27/23	677	679

		3,912

Materials—1.1%
Anchor Glass Container Corp.
First Lien, 4.272%, 12/7/23	161	162
Second Lien, 8.810%, 12/7/24	173	176
CPI Acquisition, Inc. First Lien, 5.834%, 8/17/22	845	755
MacDermid, Inc. Tranche B-5, 4.545%, 6/7/20	371	375
New Arclin U.S. Holdings Corp. First Lien, 5.670%, 2/14/24	130	132
Omnova Solutions, Inc. Tranche B-2, 5.295%, 8/25/23	515	520
PQ Corp. Tranche B-1, 5.295%, 11/4/22	106	108

		2,228

Real Estate—0.2%
Capital Automotive LP Tranche B, Second Lien, 7.029%, 3/24/25	270	277

	PAR VALUE		VALUE
Telecommunication Services—0.0%
Digicel International Finance Ltd. 0.000%, 5/10/24(8)	$65		$66

Utilities—1.4%
APLP Holdings LP 5.295%, 4/13/23	558		560
Dynegy, Inc. Tranche C-1, 4.250%, 2/7/24	687		687
Helix Gen Funding LLC Tranche 0.000%, 3/9/24(8)	20		20
NRG Energy, Inc. 3.295%, 6/30/23	709		709
Talen Energy Supply LLC 5.050%, 4/15/24	330		311
Vistra Operations Company LLC 3.792%, 8/4/23	286		284
Tranche C, 3.795%, 8/4/23	66		66

			2,637
TOTAL LOAN AGREEMENTS
(Identified Cost $25,183)			25,573

	SHARES
PREFERRED STOCKS—3.5%
Energy—0.6%
PTT Exploration & Production PCL Series Y, 144A, 4.875%(2)(3)(11)	1,100	(9)	1,128

Financials—2.3%
Citigroup, Inc. Series J, 7.125%(2)	30,800		922
Citigroup, Inc. Series T, 6.250%(2)	875	(9)	956
JPMorgan Chase & Co. Series Z, 5.300%(2)	160	(9)	166
KeyCorp Series D, 5.000%(2)	650	(9)	655
M&T Bank Corp. Series F, 5.125%(2)	315	(9)	323

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2017

($ reported in thousands)

	SHARES		VALUE
PREFERRED STOCKS (continued)
Financials (continued)
SunTrust Bank, Inc. 5.625%(2)	60	(9)	$63
Zions Bancorp 6.950%(2)	47,150		1,377

			4,462

Industrials—0.6%
General Electric Co. Series D, 5.000%(2)	1,248	(9)	1,317
TOTAL PREFERRED STOCKS
(Identified Cost $6,348)			6,907
COMMON STOCKS—0.1%
Energy—0.1%
Hercules Offshore, Inc.(10)(13)(17)	10,017		—	(16)
Pacific Exploration and Production Corp.(13)	3,851		108
Sabine Oil & Gas LLC(10)(13)	457		21
TOTAL COMMON STOCKS
(Identified Cost $774)			129
WARRANTS—0.0%
Sabine Oil & Gas LLC(10)(13)	258		1
Sabine Oil & Gas LLC(10)(13)	1450		10
TOTAL WARRANTS
(Identified Cost $12)			11

	CONTRACTS
PURCHASED OPTIONS—0.1%
Call Options—0.0%
S&P 500® Index expiration 6/02/17 strike price $2,485	682		2
S&P 500® Index expiration 6/07/17 strike price $2,500	369		4
S&P 500® Index expiration 6/09/17 strike price $2,510	687		7

	CONTRACTS	VALUE
Call Options (continued)
S&P 500® Index expiration 6/14/17 strike price $2,510	370	$7

		20

Put Options—0.1%
S&P 500® Index expiration 6/02/17 strike price $2,265	682	7
S&P 500® Index expiration 6/07/17 strike price $2,290	369	21
S&P 500® Index expiration 6/09/17 strike price $2,310	687	65
S&P 500® Index expiration 6/14/17 strike price $2,280	370	48

		141
TOTAL PURCHASED OPTIONS—0.1%
(Premiums Paid $356)		161
TOTAL LONG TERM INVESTMENTS—131.7%
(Identified Cost $256,364)		257,958
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—131.7%
(Identified Cost $256,364)		257,958	(1)(15)
WRITTEN OPTIONS—(0.2)%
Call Options—(0.0)%
S&P 500® Index expiration 6/02/17 strike price $2,435	682	(17)
S&P 500® Index expiration 6/07/17 strike price $2,450	369	(11)
S&P 500® Index expiration 6/09/17 strike price $2,460	687	(13)
S&P 500® Index expiration 6/14/17 strike price $2,460	370	(32)

		(73)

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2017

($ reported in thousands)

	CONTRACTS	VALUE
WRITTEN OPTIONS (continued)
Put Options—(0.2)%
S&P 500® Index expiration 6/02/17 strike price $2,315	682	$(12)
S&P 500® Index expiration 6/07/17 strike price $2,340	369	(30)
S&P 500® Index expiration 6/09/17 strike price $2,360	687	(135)
S&P 500® Index expiration 6/14/17 strike price $2,330	370	(114)

		(291)
TOTAL WRITTEN OPTIONS—(0.2)%
(Premiums Received $778)		(364	)(1)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—131.5%
(Identified Cost $255,586)		257,594
Other assets and liabilities, net—(31.5)%		(61,751)

NET ASSETS—100.0%		$195,843

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at May 31, 2017, see Note 12 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at May 31, 2017.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities amounted to a value of $123,901 or 63.3% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after May 31, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Illiquid security.
(11)	All or a portion of the security is segregated as collateral for written options.
(12)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(13)	Non-income producing.
(14)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(15)	All or a portion of the portfolio is segregated as collateral for borrowings.
(16)	Amount is less than $500 (reported in 000s).
(17)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(18)	100% of the income received was in cash.
(19)	Security in default, interest payments are being received during the bankruptcy proceedings.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2017

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of May 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at May 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$10,412	$—	$10,412	$—
Corporate Bonds and Notes	143,098	—	142,377	721
Foreign Government Securities	47,303	—	47,303	—
Loan Agreements	25,573	—	25,376	197
Mortgage-Backed Securities	22,813	—	22,813	—
Municipal Bonds	1,551	—	1,551	—
Equity Securities:
Common Stocks	129	108	—	21
Preferred Stocks	6,907	2,299	4,608	—
Purchased Options	161	161	—	—
Warrants	11	—	—	11

Total Investments before Written Options	$257,958	$2,568	$254,440	$950

Written Options	(364)	(364)	—	—

Total Investments Net of Written Options	$257,594	$2,204	$254,440	$950

There were no transfers between Level 1 and Level 2 related to securities held at May 31, 2017.

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2017

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Asset-Backed Securities	Common Stocks		Corporate Bonds and Notes		Loan Agreements	Warrants
Balance as of November 30, 2016:	$1,207	$434	$22		$738		$—	$13
Accrued discount (premium)	— (d)	—	—		—	(d)	—	—
Realized gain (loss)	5	4	—		—	(d)	1	—	(d)
Change in unrealized appreciation/(depreciation)(c)	(129)	(14)	7		(123)		3	(2)
Purchases	562	—	—		130		432	—
Sales(b)	(695)	(424)	(8)		(24)		(239)	—
Transfers into Level 3(a)	—	—	—		—		—	—
Transfers from Level 3(a)	—	—	—		—		—	—

Balance as of May 31, 2017	$950	$—	$21	(e)	$721		$197	$11

(a)	“Transfers into and/or from” represent the ending value as of May 31, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Included in the related net change in unrealized appreciation (depreciation) on investments in the Statement of Operations. The change in unrealized appreciation (depreciation) on securities still held at May 31, 2017, was $(115).
(d)	Amount is less than $500.
(e)	Includes internally fair valued securities.

Some of the Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

MAY 31, 2017

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value (Identified cost $256,364)	$257,958
Cash	4,123
Deposits with prime broker	3,226
Receivables
Investment securities sold	1,152
Dividends and interest	3,112
Prepaid expenses	17
Prepaid trustee retainer	19

Total assets	269,607

Liabilities
Written options at value (Premiums received $778)(Note 3)	364
Payables
Borrowings (Note 8)	69,000
Investment securities purchased	4,074
Investment advisory fees	213
Administration and accounting fees	29
Professional fees	30
Transfer agent fees and expenses	8
Interest payable on borrowings	4
Other accrued expenses	42

Total liabilities	73,764

Net Assets	$195,843

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$197,580
Accumulated undistributed net investment income (loss)	(6,014)
Accumulated undistributed net realized gain (loss)	2,269
Net unrealized appreciation (depreciation) on investments	1,594
Net unrealized appreciation (depreciation) on written options	414

Net Assets	$195,843

Net Asset Value Per Share (Net assets/shares outstanding) Shares outstanding, no par value 11,255,236	$17.40

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENT OF OPERATIONS (Unaudited)

SIX MONTHS ENDED MAY 31, 2017

($ reported in thousands)

Investment Income
Interest	$7,429
Dividends	35
Foreign taxes withheld	(4)

Total investment income	7,460

Expenses
Investment advisory fees	1,235
Administration and accounting fees	171
Trustees’ fees and expenses	103
Printing fees and expenses	53
Professional fees	44
Transfer agent fees and expenses	12
Custodian fees	9
Miscellaneous expenses	39

Total expenses before interest expense	1,666
Interest expense	583

Total expenses after interest expense	2,249
Earnings credit from custodian	(2)

Net expenses	2,247

Net investment income (loss)	5,213

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(4,009)
Net realized gain (loss) on foreign currency transactions	(24)
Net realized gain (loss) on written options	8,337
Net change in unrealized appreciation (depreciation) on investments	9,605
Net change in unrealized appreciation (depreciation) on foreign currency translations	14
Net change in unrealized appreciation (depreciation) on written options	67

Net realized and unrealized gain (loss) on investments	13,990

Net increase (decrease) in net assets resulting from operations	$19,203

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$5,213		$10,491
Net realized gain (loss)	4,304		(2,745)
Net change in unrealized appreciation (depreciation)	9,686		11,506

Increase (decrease) in net assets resulting from operations	19,203		19,252

From Distributions to Shareholders
Net investment income	(10,535	)(1)	(10,078)
Return of capital	—		(10,992)

Decrease in net assets from distributions to shareholders	(10,535)		(21,070)

Net increase (decrease) in net assets	8,668		(1,818)

Net Assets
Beginning of period	187,175		188,993

End of period	$195,843		$187,175

Accumulated undistributed net investment income (loss) at end of period	$(6,014)		$(692)

(1)	Please note that the tax status of our distributions is determined at the end of the tax year. However, based on interim data as of May 31, 2017, we estimate that 49% of the distributions will represent net investment income, 11% will represent short-term capital gains, 8% will represent long-term capital gains, and 32% will represent return of capital. Also refer to inside front cover for information on the Managed Distribution Plan. See Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENT OF CASH FLOWS (Unaudited)

FOR THE SIX MONTHS ENDED MAY 31, 2017

($ reported in thousands)

Increase (Decrease) in cash
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$19,203

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided/(used by) operating activities:
Proceeds from sales and paydowns of long-term investments	87,808
(Increase) Decrease in investment securities sold receivable	(727)
Purchases of long-term investments	(85,190)
Increase (Decrease) in investment securities purchased payable	1,451
Net (purchases) or sales of short-term securities	303
Net (purchases) or sales in purchased options	(4,714)
Net purchases or (sales) in written options	8,408
Net unrealized appreciation on investments	(9,672)
Net realized gain on investments	(4,328)
Amortization of premium and accretion of discounts on investments	(47)
(Increase) Decrease in deposits with prime broker	629
(Increase) Decrease in tax reclaims receivable	61
(Increase) Decrease in dividends and interest receivable	(78)
Increase (Decrease) in interest payable on borrowings	(78)
Increase (Decrease) in affiliated expenses payable	13
Increase (Decrease) in unaffiliated expenses payable	(3)

Cash provided by (used for) operating activities	13,039

Cash provided by (used for) financing activities:
Cash distributions paid to shareholders	(10,535)

Cash provided by (used for) financing activities	(10,535)

Net increase (decrease) in cash	2,504

Cash:
Cash and foreign currency at beginning of period	1,619

Cash and foreign currency at end of period	$4,123

Supplemental cash flow information:
Cash paid during the period for interest	$661

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

FINANCIAL HIGHLIGHTS

(Selected per share data and ratios for a share outstanding throughout each period)

	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30, 2016	Period Ended November 30(10) 2015		Year Ended December 31,
						2014	2013
PER SHARE OPERATING DATA:
Net Asset Value, Beginning of Period	$16.63		$16.79	$18.14		$19.03	$20.32

Income from investment operations:
Net Investment Income/(Loss)(2)	0.46		0.93	0.91		1.23	1.34
Net Realized and Unrealized Gain/(Loss)	1.25		0.78	(0.37)		(0.50)	(1.10)

Total from Investment Operations	1.71		1.71	0.54		0.73	0.24

Dividends and/or Distributions to Shareholders:
Dividends from Net Investment Income	(0.94)		(0.89)	(0.70)		(1.16)	(1.29)
Dividends from Net Realized Gains	—		—	(0.66)		(0.46)	(0.24)
Distributions from Return of Capital	—		(0.98)	(0.53)		—	—

Total Dividends and Distributions to Shareholders	(0.94)		(1.87)	(1.89)		(1.62)	(1.53)
Payment from Affiliate	—		—	—	(9)	—	—

Net Asset Value, End of Period	$17.40		$16.63	$16.79		$18.14	$19.03

Market Price, End of Period(3)	$17.20		$14.96	$14.26		$15.85	$16.92

Total Return on Net Asset Value(4)	10.88	%(7)	12.45%	4.34	%(7)	4.81%	1.89%
Total Return on Market Value(5)	21.84	%(7)	19.11%	1.47	%(7)	2.94%	(2.55)%
Net Assets, End of Period (000’s)	$195,843		$187,175	$188,993		$204,224	$214,197

RATIOS/SUPPLEMENTAL DATA:
Ratio of Total Expenses After Interest Expense to Average Net Assets(6)	2.35	%(8)	2.24%	2.08	%(8)	2.13%	2.16%
Ratio of Net Investment Income/(Loss) to Average Net Assets	5.46	%(8)	5.65%	5.62	%(8)	6.37%	6.87%
Portfolio Turnover Rate	33	%(7)	60%	50	%(7)	45%	48%

Bank Borrowings:
Loan Outstanding, End of Period (000’s)	$69,000		$69,000	$68,000		$80,000	$93,000
Asset Coverage for Loan Outstanding	384%		371%	376%		357%	330%

(1)	Fund commenced operations on February 23, 2012, the date which its initial public offering shares were issued.
(2)	Based on average number of shares of common stock outstanding.
(3)	Closing price – New York Stock Exchange (“NYSE”).
(4)	Total Return on NAV is calculated using the Net Asset Value of common stock on the first business day and the closing Net Asset Value on the last business day of the period. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan.

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

FINANCIAL HIGHLIGHTS (Continued)

(Selected per share data and ratios for a share outstanding throughout each period)

	From Inception[1] to December 31, 2012

PER SHARE OPERATING DATA:
Net Asset Value, Beginning of Period	$19.10	(1)

Income from investment operations:
Net Investment Income/(Loss)(2)	1.08
Net Realized and Unrealized Gain/(Loss)	1.19

Total from Investment Operations	2.27

Dividends and/or Distributions to Shareholders:
Dividends from Net Investment Income	(0.93)
Dividends from Net Realized Gains	(0.12)
Distributions from Return of Capital	—

Total Dividends and Distributions to Shareholders	(1.05)

Net Asset Value, End of Period	$20.32

Market Price, End of Period(3)	$18.90

Total Return on Net Asset Value(4)	12.61	%(7)
Total Return on Market Value(5)	(0.02	)%(7)
Net Assets, End of Period (000’s)	$228,749

RATIOS/SUPPLEMENTAL DATA:
Ratio of Total Expenses After Interest Expense to Average Net Assets(6)	2.19	%(8)
Ratio of Net Investment Income/(Loss) to Average Net Assets	6.65	%(8)
Portfolio Turnover Rate	46	%(7)

Bank Borrowings:
Loan Outstanding, End of Period (000’s)	$93,000
Asset Coverage for Loan Outstanding	346%

(5)	Total investment return is calculated assuming a purchase of common shares of the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total investment return is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares.
(6)	Ratio of operating expenses, excluding interest expense on the line of credit, was 1.74% for the period ended May 31, 2017, 1.76% for the year ended November 30, 2016, 1.71% for the fiscal period ended November 30, 2015, 1.74% and 1.73% for the years ended December 31, 2014 and 2013, respectively, and 1.74% from inception(1) to December 31, 2012.
(7)	Not annualized.
(8)	Annualized.
(9)	Amount is less than $0.005.
(10)	During the period the Fund changed its fiscal year end from December 31 to November 30.

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

MAY 31, 2017

Note 1. Organization

The Fund was incorporated as a statutory trust under the laws of the State of Delaware on November 9, 2011. The Fund commenced operations on February 23, 2012, as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize current income while preserving capital.

Note 2. Significant Accounting Policies

The significant accounting policies consistently followed by the Fund in the preparation of its financial statements are summarized below and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees of the Fund (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MAY 31, 2017

securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is

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recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of May 31, 2017, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

The Fund has a Managed Distribution Plan which provides for the Fund to make a monthly distribution of $0.156 per share. Distributions may represent earnings from net investment income, realized capital gains, or, if necessary, return of capital. Shareholders should not draw any conclusions about the Fund’s investment performance from the terms of the Fund’s Managed Distribution Plan.

E.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

F.	When-issued Purchases and Forward Commitments (Delayed Delivery)

The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or

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forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

G.	Loan Agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan Agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At May 31, 2017, all loan agreements held by the Fund were assignment loans.

H.	Expenses

Expenses incurred together by the Fund and other affiliated open- and closed-end funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

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In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro rata expenses of any underlying open- and closed-end funds in which the Fund invests.

Note 3. Derivative Financial Instruments and Transactions

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

A.	Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options at value.” Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options.”

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different

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from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option similar to the one that is sold, except for the fact it is further “out of the money.”

The Fund invested in derivative instruments during the fiscal period in the form of writing put/call options and buying put/call options on the S&P 500® Index. The primary risk associated with these derivative instruments is equity risk.

The Fund had transactions in written options for the period ended May 31, 2017, as follows:

	Calls		Puts
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Written Options outstanding at November 30, 2016	1,931	$119	1,931	$587
Options written	27,043	2,178	27,043	8,068
Options closed	(24,151)	(1,887)	(22,755)	(6,835)
Options expired	(2,715)	(289)	(4,111)	(1,163)
Options exercised	—	—	—	—

Written Options outstanding at May 31, 2017	2,108	$121	2,108	$657

The following is a summary of the Fund’s options contracts as presented in the Statement of Assets and Liabilities as of May 31, 2017:

Assets: Purchased options at value	$161 (1)
Liabilities: Written options at value	(364)

Net asset (liability) balance	$(203)

The following is a summary of the Fund’s options contracts as presented in the Statements of Operations.

	2016
Net realized gain (loss) on purchased options	$(4,658	)(2)
Net realized gain (loss) on written options	8,337
Net change in unrealized appreciation (depreciation) on purchased options	(62	)(3)
Net change in unrealized appreciation (depreciation) on written options	67

Total realized and unrealized gain (loss) on purchased and written options	$3,684

(1)	Amount included in Investment in securities at value.
(2)	Amount included in Net realized gain (loss) on investments.
(3)	Amount included in Net change in unrealized appreciation (depreciation) on investments.

For the period ended May 31, 2017, the average daily premiums paid by the Fund for purchased options was $297 and the average daily premiums received by the Fund from written options was $646.

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MAY 31, 2017

Note 4. Investment Advisory Fees and Related Party Transactions

($ reported in thousands)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser of the Fund. The Adviser manages the general operations of the Fund, including oversight of the Fund’s subadviser.

As compensation for its services to the Fund, the Adviser receives a monthly fee at an annual rate of 0.95% as a percentage of the average daily managed assets which is defined as the value of the total assets of the Fund minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness, entered into for the purpose of constituting financial leverage).

B.	Subadviser

Newfleet Asset Management, LLC (“Newfleet”), an indirect wholly-owned subsidiary of Virtus, is the subadviser of the Fund. The subadviser manages the investments of the Fund for which they are paid a fee by the Adviser.

C.	Administrative Services

Virtus Fund Services, LLC (“VFS”), an indirect wholly-owned subsidiary of Virtus, serves as administrator to the Fund. For the services provided by the administrator under the Administration Agreement, the Fund pays the administrator a monthly asset-based fee calculated on the Fund’s average daily managed assets.

For the six months ended May 31, 2017, the Fund incurred administration fees totaling $130 which are included in the Statement of Operations.

D.	Trustee Fees

For the period ended May 31, 2017, the Fund incurred Trustees fees totaling $93 which are included in the Statement of Operations.

Note 5. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term investments) for the period ended May 31, 2017, were as follows:

Purchases	Sales
$79,429	$79,104

The purchases and sales of long-term U.S. Government and agency securities for the period ended May 31, 2017, were as follows:

Purchases	Sales
$5,761	$8,704

Note 6. Illiquid and Restricted Securities

Investments generally are considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MAY 31, 2017

investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The Fund held securities considered to be illiquid at May 31, 2017, with an aggregate value of $752,000 representing 0.4% of the Fund’s net assets.

At May 31, 2017, the Fund did not hold any securities that are both illiquid and restricted.

Note 7. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

The Fund borrows through its line of credit for the purpose of leveraging its portfolio. While leverage presents opportunities for increasing the Fund’s total return, it also has the effect of potentially increasing losses. Accordingly, any event which adversely affects the value of an investment held by the Fund would be magnified to the extent the Fund is leveraged.

Note 8. Borrowings

($ reported in thousands)

On March 14, 2016, the Fund renewed its Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $90,000, which may be increased to $110,000 under certain circumstances (“Commitment Amount”). Borrowings under the Agreement are collateralized by investments of the Fund. The Agreement results in the Fund being subject to certain covenants including asset coverage and portfolio composition (among others). If the Fund fails to meet or maintain certain covenants as required under the Agreement, the Fund may be required to

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MAY 31, 2017

repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance, if less than 75% of the Commitment Amount is outstanding as a loan to the Fund. There were no commitment fees paid or accrued for the period ended May 31, 2017. The Agreement is renewable by the Fund with the Bank’s consent and approval of the Board. The Agreement can also be converted to a 180 day fixed term facility, one time at the Fund’s option. From December 1, 2016 – May 31, 2017, the average daily borrowings under the Agreement and the weighted daily average interest rate were $69,000 and 1.671%, respectively. At May 31, 2017, the amount of such outstanding borrowings was as follows:

Outstanding Borrowings	Interest Rate
$69,000	1.895%

Note 9. Indemnifications

Under the Fund’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to such arrangements and expects the risk of loss to be remote.

Note 10. Capital Transactions

At May 31, 2017, the Fund had one class of common stock, no par value shares, of which unlimited shares are authorized and 11,255,236 shares are outstanding. Registered shareholders may elect to have all distributions paid by check mailed directly to the shareholder by Computershare as dividend paying agent. Pursuant to the Automatic Reinvestment and Cash Purchase Plan (the “Plan”), shareholders not making such election will have all such amounts automatically reinvested by Computershare, as the Plan agent, in whole or fractional shares of the Fund, as the case may be. During the periods ended May 31, 2017, November 30, 2016, November 30, 2015, and December 31, 2014, there were no shares issued pursuant to the Plan, respectively.

On June 7, 2017, the Fund announced a distribution of $0.156 to shareholders of record on July 13, 2017. This distribution has an ex-dividend date of July 11, 2017, and is payable on July 20, 2017.

Note 11. Regulatory Matters and Litigation

From time to time, the Adviser, Newfleet and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the Securities and Exchange Commission (the “SEC”), involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MAY 31, 2017

Note 12. Federal Income Tax Information

($ reported in thousands)

At May 31, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Investments (including purchased options)	$256,376	$9,608	$(8,026)	$1,582
Written Options	(777)	425	(12)	413

The Fund has capital loss carryovers which, may be used to offset future capital gains, as follows:

No Expiration
Short-Term	Long-Term	Total
$—	$898	$898

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), Net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.

Note 13. Recent Accounting Pronouncement

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. Certain of these amendments relate to Regulation S-X which sets forth the requisite form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Note 14. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CERTIFICATION

The Fund’s Chief Executive Officer (“CEO”) will file the required annual CEO certification regarding compliance with the NYSE’s listing standards no more than 30 days after the Fund’s annual shareholder meeting. The Fund also has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.

KEY INFORMATION

Shareholder Relations: 1-866-270-7788

For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information, shareholders may contact the above-referenced toll-free number.

REINVESTMENT PLAN

The Reinvestment Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of the Fund. Registered holders will be automatically placed in the Plan. If shares are held at a brokerage firm, contact your broker about participation in the Plan.

REPURCHASE OF SECURITIES

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.

PROXY VOTING INFORMATION (FORM N-PX)

The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at http://www.sec.gov.

FORM N-Q INFORMATION

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

Report on Annual Meeting of Shareholders

The Annual Meeting of Shareholders of Virtus Global Multi-Sector Income Fund was held on June 6, 2017. The meeting was held for purposes of electing two (2) nominees to the Board of Trustees.

The results were as follows:

Election of Trustees	Votes For	Votes Withheld
William R. Moyer	9,938,181	321,668
James M. Oates	9,938,486	321,363

Based on the foregoing, William R. Moyer and James M. Oates were re-elected to the Board of Trustees. The Fund’s other Trustees who continue in office are George R. Aylward, Philip R. McLoughlin, James B. Rogers, Jr., R. Keith Walton, and Brian T. Zino.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Global Multi-Sector Income Fund (the “Fund”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Fund and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement with Newfleet Asset Management, LLC (the “Subadviser”) (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”). At an in-person meeting held on December 1, 2016, the Board, including a majority of the Trustees who are not interested persons of the Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below.

In connection with its consideration of the renewal of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and potential conflicts of interest.

The Independent Directors were advised separately by independent legal counsel throughout the process. In considering the renewal of each Agreement, the Board considered all factors that it considered relevant, including the specific factors described below. The Board did not identify any one factor as all-important or controlling, and each Trustee attributed different weights to the various factors. The Independent Directors also discussed the Agreements in executive sessions with their independent legal counsel at which no representatives of VIA or the Subadviser were present.

Nature, Extent and Quality of Services

The Trustees considered various data and information regarding the nature, extent and quality of the services provided under the Agreements, including responses by VIA and the Subadviser to detailed requests submitted by independent legal counsel to the Independent Trustees on their behalf. The Trustees also received in-person presentations by VIA’s and the Subadviser’s senior management. The responses to the information requests and presentations included, among other things, information about the: background, experience and investment philosophy of senior management and investment personnel who would be responsible for managing the Fund; resources, operations and compliance structure of VIA and the Subadviser; and investment process, investment strategies, personnel, and overall performance of VIA and the Subadviser.

With respect to the Advisory Agreement, the Board considered VIA’s process for supervising and managing the Subadviser, including, among other things: (a) VIA’s ability to select and oversee the Subadviser; (b) VIA’s ability to provide the services and oversight necessary to monitor the Subadviser’s compliance with the Fund’s investment objectives, policies and restrictions; and (c) VIA’s ability and willingness to identify instances in which the Subadviser should be terminated or replaced, and to effect such change. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and its ability to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services to be provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

processes. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties, as well as information from the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

With respect to the Subadvisory Agreement, the Board considered the portfolio management services provided by the Subadviser, and received a presentation detailing, among other things: (a) the scope of the Subadviser’s operations; (b) its portfolio management capabilities; (c) the investment management process and strategies employed by the Subadviser; (d) the experience and capability of its management, investment and research personnel, and other personnel committed to the Fund; and (e) the various support services that it provides to the Fund. The Board also considered: (a) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (b) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board discussed the Subadviser’s regulatory history, and noted that the Subadviser was not currently involved in any regulatory actions, investigations, or material litigation.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser supported the renewal of the Agreements.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report prepared by Broadridge Financial Solutions, Inc. an independent provider of investment company data, furnished in connection with the contract renewal process (the “Broadridge Report”). The Broadridge Report presented the Fund’s performance relative to a group of comparable funds as selected by Broadridge (the “Performance Universe”) and the Fund’s benchmark index. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategies. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, that the Fund’s total return performance was above the median of the Performance Universe for the three-year period ended September 30, 2016 and was at the median of its Performance Universe for the year-to-date and one-year periods ended September 2016. The Directors noted that the Fund outperformed its benchmark during each of the aforementioned periods.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense levels of the Fund relative to the Broadridge data. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s contractual management fees to those of

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

comparable funds, the Board noted that the Fund’s administration fee was included among the Fund’s contractual management fees, unlike certain of the comparable funds. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. The Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board noted that the Fund’s contractual management fees at common asset levels were above the median of the Expense Group, and that its total expenses were above the medians of the Expense Group and Universe. Management discussed the small sample size of the Expense Group and Universe and noted that two of the comparable funds did not charge administration fees.

Based on the level and type of services provided, the Board determined that the Fund’s fees and expenses were reasonable. The Board concluded that the advisory and subadvisory fees for the Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability of VIA for its management of the Fund, as well as its profits and those of its affiliates for managing and providing other services to the Fund, such as administrative services provided to the Fund by an affiliate of VIA. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund supported the renewal of the Agreements.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, and not by the Fund. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA, and therefore the Board considered the profitability of VIA and the Subadviser together. For these reasons, the Board concluded that the profitability to the Subadviser was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Fund’s assets grow, and whether the Fund’s advisory fee structure reflects these economies of scale for the benefit of Fund shareholders. The Board noted that, while economies of scale may develop for certain funds as their assets increase and their fixed fund-level expenses decline as a percentage of assets, closed-end funds such as the Fund typically do not have the ability to increase substantially their asset base as do open-end funds.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

The Trustees discussed whether the management fee rate was reasonable in relation to the asset size of the Fund, and whether any economies of scale exist at that size. The Trustees concluded that, given the Fund’s closed-end structure, the management fee was reasonable in relation to the asset size of the Fund. The Trustees agreed that it would be appropriate to monitor this issue in the event that the assets of the Fund were to increase substantially via a secondary or rights offering, capital appreciation, reinvested dividends, the use of leverage or some other means.

The Trustees also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. Based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors

The Board considered information regarding potential “fall-out” or other ancillary benefits that may be realized by VIA and the Subadviser and their respective affiliates as a result of their relationship with the Fund. The Board noted that an affiliate of VIA serves as the Fund’s administrator. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits received by the Subadviser in providing investment advisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement.

The Trustees noted that VIA and the Subadviser may realize certain indirect benefits as a result of their relationship with the Fund. They concluded that any such potential “fall-out” benefits, such as greater name recognition or increased ability to obtain research or brokerage services, as applicable, appear to be reasonable and may, in some cases, benefit the Fund.

Conclusion

Based on all of the foregoing considerations, the Board determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the renewal of the Agreements.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Philip R. McLoughlin, Chairman

William R. Moyer

James M. Oates

James B. Rogers, Jr.

R. Keith Walton

Brian T. Zino

William H. Wright II, Advisory member

Officers

George R. Aylward, President and Chief Executive Officer

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

William Renahan, Vice President, Chief Legal Officer, and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Administrator

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

Transfer Agent

Computershare Trust Company NA

P.O. Box 43078

Providence, RI 02940-3078

Fund Counsel

Sullivan & Worcester LLP

1666 K Street, NW

7th Floor

Washington, DC 20006

How to Contact Us

Shareholder Services 1-866-270-7788

Website www.Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-866-270-7788.

For more information about

Virtus Closed-End Funds, please

contact us at 1-866-270-7788

or closedendfunds@virtus.com

or visit Virtus.com.

8527	07-17

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(c)	Copies of the Registrant’s notices to shareholders pursuant to Rule 19a-1 under the 1940 Act which accompanied distributions paid from December 1, 2016 through May 31, 2017 pursuant to the Registrant’s Managed Distribution Plan are filed herewith as required by the terms of the Registrant’s exemptive order issued on August 26, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Global Multi-Sector Income Fund

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	8/4/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	8/4/2017

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer
(principal financial officer)

Date	8/4/2017

*	Print the name and title of each signing officer under his or her signature.